ENTITY WIDE DISCLOSURES	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
ENTITY WIDE DISCLOSURES
NOTE 14:-    ENTITY WIDE DISCLOSURES

a.	Customers who accounted for over 10% of the total consolidated revenues:

	Year ended December 31,
	2019	2018	2017

Customer A - Sales of manufactured products	19.5%	12.0%	14.6%
Customer B - Sales of manufactured products	11.5%	9.3%	10.2%

b.	Revenues by geographic areas:

Israel	19,659	18,940	19,730
North America	6,434	6,973	5,219
Netherlands	2,898	3,302	2,407
Europe	1,129	1,997	2,016
India	3,809	2,239	2,362
Others	865	488	1,020

	34,794	33,939	32,754